STATEMENT OF OPERATIONS (Unaudited) (USD $)	3 Months Ended	8 Months Ended	11 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2013
Operating expenses:
Exploration costs		$ 10,958	$ 10,958
General and administrative	10,746	3,014	13,760
Total operating expenses	10,746	13,972	24,718
Net loss	$ (10,746)	$ (13,972)	$ (24,718)
Net loss attributable to common stockholders per share -Basic and diluted (in dollars per share)	$ 0.00	$ 0.00
Weighted average shares outstanding:
Basic and diluted (in shares)	123,610,870	93,180,328